Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Asset Acquisition [Abstract]
Acquisitions

Note 12 – Acquisitions

Denver Bodega, LLC d/b/a Basis

On March 7, 2022, the Company entered into a Membership Interest Purchase (the “Agreement”) with Henry Springer and Kyle Nowak (collectively the “Sellers”), whereby the Company purchased a majority stake in Denver Bodega, LLC, a Colorado limited liability company whose product is Basis, a direct-to-consumer functional beverage brand that makes high-electrolyte mixes meant to aid hydration. Pursuant to the Agreement, Creatd acquired all of the issued and outstanding membership interests of Denver Bodega, LLC for consideration of one dollar ($1.00), as well as the Company’s payoff, assumption, or satisfaction of certain debts and liabilities.

The following sets forth the components of the purchase price:

Purchase price:
Cash paid to seller	$1
Total purchase price	1

Assets acquired:
Cash	44,977
Accounts Receivable	2,676
Inventory	194,365
Total assets acquired	242,018

Liabilities assumed:
Accounts payable and accrued expenses	127,116
Notes payable	293,888
Total liabilities assumed	421,004

Net liabilities acquired	(178,986)

Excess purchase price	$178,987

The excess purchase price amounts are provisional and may be adjusted during the one-year measurement period as required by U.S. GAAP. The following table provides a summary of the preliminary allocation of the excess purchase price.

Goodwill	$8,950
Trade Names & Trademarks	8,949
Know-How and Intellectual Property	107,392
Website	8,949
Customer Relationships	44,747

Excess purchase price	$178,987

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition.

The following presents the unaudited pro-forma combined results of operations of the Company with Plant Camp, WHE, Dune, and Denver Bodega as if the entities were combined on January 1, 2021.

Three Months Ended
June 30,
2021
Revenues	$2,262,295
Net loss attributable to common shareholders	$(15,781,931)
Net loss per share	$(1.48)
Weighted average number of shares outstanding	10,690,318

Six Months Ended
June 30,
2022
Revenues	$3,108,171
Net loss attributable to common shareholders	$(14,689,511)
Net loss per share	$(0.77)
Weighted average number of shares outstanding	18,977,745

Six Months
Ended
2021
Revenues	$2,662,114
Net loss attributable to common shareholders	$(16,111,758)
Net loss per share	$(1.54)
Weighted average number of shares outstanding	10,465,815

Note 14 – Acquisition

Plant Camp LLC

On June 1, 2021, the Company, entered into a Membership Interest Purchase Agreement (the “MIPA”) with Angela Hein (“Hein”) and Heidi Brown (“Brown”, and together with Hein, the “Sellers”), pursuant to which the Purchaser acquired 490,863 common units (the “Membership Interests”) of Plant Camp LLC, a Delaware limited liability company (“Plant Camp”) from the Sellers, resulting in the Purchaser owning 33% of the issued and outstanding equity of Plant Camp. The Membership Interests were purchased for $175,000.

On June 4, 2021, the Company, entered into a MIPA with Sellers, pursuant to which the Purchaser acquired 841,005 common units of Plant Camp from the Sellers, resulting in the Purchaser owning a total of 89% of the issued and outstanding equity of Plant Camp. The additional Membership Interests were purchased for $300,000. The acquisition was accounted for as a step acquisition however there was no change in value of the Company’s existing equity interest. The Company utilized the fair value of the consideration to determine the fair value of the existing equity interest based on the total merger consideration offered.

The following sets forth the components of the purchase price:

Purchase price:
Cash paid to seller	$300,000
Fair value of equity investment purchased on June 1, 2021	175,000
Total purchase price	475,000

Assets acquired:
Cash	5,232
Accounts Receivable	7,645
Inventory	19,970
Total assets acquired	32,847

Liabilities assumed:
Accounts payable and accrued expenses	5,309
Deferred Revenue	671
Total liabilities assumed	5,980

Net assets acquired	26,867

Non-controlling interest in consolidated subsidiary	56,865

Excess purchase price	$504,998

The excess purchase price amounts are provisional and may be adjusted during the one-year measurement period as required by U.S. GAAP. The following table provides a summary of the preliminary allocation of the excess purchase price.

Goodwill	$7,198
Trade Names & Trademarks	100,000
Know-How and Intellectual Property	316,500
Website	51,300
Customer Relationships	30,000

Excess purchase price	$504,998

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition.

The following presents the unaudited pro-forma combined results of operations of the Company with Plant Camp as if the entities were combined on January 1, 2020.

Year Ended
December 31,
2021
Revenues	$4,335,593
Net loss attributable to common shareholders	$(37,822,820)
Net loss per share	$(2.99)
Weighted average number of shares outstanding	12,652,470

Year Ended December 31, 2020
Revenues	$1,213,430
Net loss attributable to common shareholders	$(27,476,400)
Net loss per share	$(5.71)
Weighted average number of shares outstanding	4,812,153

WHE Agency, Inc.

On July 20, 2021, the Company entered into a Stock Purchase Agreement to purchase 44% ownership and 55% of voting power of the issued and outstanding shares of WHE Agency, Inc., (“WHE”). The aggregate closing consideration was $1,038,271, which consists of a combination of $144,750 in cash and $893,521 in the form of 224,503 shares of the Company’s restricted common stock at a price of $3.98 per share. Based on the purchase price of $1,038,271 for 44% ownership, the fair value of the non-controlling interest was estimated to be $1,190,000 based on the consideration from the Company.

WHE is a talent management and public relations agency dedicated to the representation and management of family- and lifestyle-focused influencers and digital creators.

The following sets forth the components of the purchase price:

Purchase price:
Cash paid to seller	$144,750
Shares granted to seller	893,521
Total purchase price	1,038,271

Assets acquired:
Cash	26,575
Accounts Receivable	446,272
Total assets acquired	472,847

Liabilities assumed:
Accounts payable and accrued expenses	353,017
Total liabilities assumed	353,017

Net assets acquired	119,830

Non-controlling interest in consolidated subsidiary	1,190,000

Excess purchase price	$2,108,442

The excess purchase price amounts were recorded to goodwill and is provisional and may be adjusted during the one-year measurement period as required by U.S. GAAP. The following table provides a summary of the preliminary allocation of the excess purchase price.

Goodwill	$1,349,697
Trade Names & Trademarks	85,945
Non-Compete Agreements	45,190
Influencers / Customers	627,610

Excess purchase price	$2,108,442

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition.

The following presents the unaudited pro-forma combined results of operations of the Company with WHE as if the entities were combined on January 1, 2020.

Year Ended
December 31,
2021
Revenues	$4,916,777
Net loss attributable to common shareholders	$(37,707,250)
Net loss per share	$(2.98)
Weighted average number of shares outstanding	12,652,470

Year Ended
December 31,
2020
Revenues	$1,685,336
Net loss attributable to common shareholders	$(27,235,057)
Net loss per share	$(5.66)
Weighted average number of shares outstanding	4,812,153

Dune Inc.

Prior to October 3, 2021, the Company invested $732,297 into Dune See note 6 & 7. Using step acquisition accounting, the Company decreased the value of its existing equity interest to its fair value based on its purchase price on October 3, 2021, resulting in the recognition of an impairment in investment of $424,632, which was included in within our consolidated statements of operations. The Company utilized the fair value of the consideration to determine the fair value of the existing equity interest based on the total merger consideration offered and the Company’s stock price at acquisition.

On October 3, 2021, we, through Creatd Partners, LLC (“Buyer”), entered into a Stock Purchase Agreement (the “Dune Agreement”) with Standard Holdings, Inc. (“SHI”) and Mark De Luca (“De Luca”) (SHI and De Luca, collectively the “Dune Sellers”), and Stephanie Roy Dufault, whereby Buyer purchased a majority stake in Dune, Inc., a Delaware corporation (“Dune”). Pursuant to the Dune Agreement, which closed on October 4, 2021, Buyer acquired a total of 3,905,634 shares of the common stock of Dune (the “Purchased Shares”). The Company issued 163,344 restricted shares of the Company’s common stock to the Dune Sellers.

In addition, pursuant to the Dune Agreement, $50,000 worth of the Company’s common stock issuable to the Dune Sellers on a pro rata basis, priced in accordance with the terms and conditions set forth in the Dune Agreement (the “Indemnification Escrow Amount”), shall be held in escrow and reserved in each Dune Seller’s name by the Company’s transfer agent until such time as release is authorized under the Agreement.

The following sets forth the components of the purchase price:

Purchase price:
Shares granted to seller	$424,698
Fair value of equity investment purchased before October 4, 2021	307,665
Total purchase price	732,363

Assets acquired:
Cash	186,995
Inventory	47,250
Total assets acquired	234,246

Liabilities assumed:
Accounts payable	40,000
Total liabilities assumed	40,000

Net assets acquired	194,246

Non-controlling interest in consolidated subsidiary	720,581

Excess purchase price	$1,258,698

Due to the limited amount of time since the acquisition date, the assets and liabilities of Dune Inc. were recorded based primarily on their acquisition date carrying values. Management believes the estimated fair value of these accounts on the acquisition date approximates their carrying value as reflected in the table above due to the short-term nature of these instruments. The remaining assets and liabilities primarily consisted of goodwill, customer relationships, know how, and tradenames. We will adjust the remaining assets and liabilities to fair value as valuations are completed and we obtain information necessary to complete the analyses, but no later than one year from the acquisition data.

The excess purchase price amounts are provisional and may be adjusted during the one-year measurement period as required by U.S. GAAP. The following table provides a summary of the preliminary allocation of the excess purchase price.

Goodwill	$17,941
Trade Names & Trademarks	249,248
Know-How and Intellectual Property	788,870
Website	127,864
Customer Relationships	74,774

Excess purchase price	$1,258,698

The goodwill represents the assembled workforce, acquired capabilities, and future economic benefits resulting from the acquisition.

The following presents the unaudited pro-forma combined results of operations of the Company with Dune as if the entities were combined on January 1, 2020.

Year Ended
December 31,
2021
Revenues	$4,299,717
Net loss attributable to common shareholders	$(38,265,301)
Net loss per share	$(3.02)
Weighted average number of shares outstanding	12,652,470

Year Ended
December 31,
2020
Revenues	$1,212,870
Net loss attributable to common shareholders	$(27,382,216)
Net loss per share	$(5.69)
Weighted average number of shares outstanding	4,812,153